CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net profit	$ 3,706	$ 94	$ (36)	$ (32)	$ 137
Other comprehensive gain, net of tax, relating to continuing operations:
Actuarial gain relating to pension	1	0	3	3	0
Other comprehensive gain, net of tax, relating to discontinued operations:
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services	16	0	0	0	0
Change in fair value of debt component of Archer convertible bond	(1)	0	0	0	0
Share in results from associated companies	(2)	0	0	0	0
Other comprehensive income	14	0	3	3	0
Total comprehensive income for the period	$ 3,720	$ 94	$ (33)	$ (29)	$ 137